Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	1,716.94
Total Transaction Valuation	12,432,583.47	[1]
Total Offset Amount	0
Net Fee	$ 1,716.94

[1]	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.